1290 Loomis Sayles Multi-Asset Income Fund Investment Strategy - 1290 Loomis Sayles Multi-Asset Income Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks, and PerformancePrincipal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests in a diversified range of income-generating equity and fixed income securities and other financial instruments, including derivatives, which provide investment exposure to such securities. The Fund employs a dynamic asset allocation strategy under which it shifts its allocations among global equity and fixed income asset classes. The Fund also utilizes call option strategies to generate income. The Fund’s equity allocation will typically range from 25% to 70% of its net assets, and the Fund’s fixed income allocation will typically range from 20% to 75% of its net assets, although the Fund may invest up to 100% of its total assets in either equity or fixed income securities. The Fund allocates its assets among asset classes and market sectors based upon the Sub-Adviser’s evaluation of global economic conditions and risk premiums of income-generating asset classes (that is, the expected return to be received from investing in income-generating asset classes that carry greater risk). The Fund’s asset allocation changes will be based on an assessment of relative valuation; stages of an economic cycle, which include downturn, credit repair, recovery and expansion/late cycle; economic regimes; short- and long-term macroeconomic themes; and sector fundamentals. The Fund may gain or adjust exposure to each asset class through investments in individual securities or through other instruments, including derivatives. The Fund may invest in companies of any size and may invest without limit in foreign securities, including emerging market securities. In selecting investments for the Fund, the Sub-Adviser considers factors including, but not limited to, top-down macroeconomic conditions and developments as well as bottom-up security selection. The Fund’s use of call option strategies (also called “covered call” or “buy write” strategies) under which the Fund writes (sells) call options or index-based options on equity securities held in the Fund’s portfolio is intended to generate additional returns for the Fund from the option premium. The Sub-Adviser also believes that selling call options on a portion of the Fund’s equity securities may reduce volatility and downside risk; however, the use of call option strategies also may reduce capital appreciation. The Fund may write call options with an aggregate notional exposure in the range of 0% to 50% of the Fund’s net assets, with a typical range of exposure of 10% to 30% of the Fund’s net assets. The Fund may buy or sell call options on major equity indices as well as individual stocks in the Fund’s portfolio. For index call writing, the Fund will replicate the index through purchase of individual securities and then write an index call option. To replicate the index, the Sub-Adviser may use full replication, or “sampling” techniques under which the Fund invests in a representative sample of the securities included in the index rather than buying all of the securities included in the index. When the Fund writes a call option on an index, it agrees (in return for receipt of the option premium) to pay the option holder, upon exercise of the option prior to or upon expiration, the difference between the exercise price and the price of the index if the index price is above the exercise price at the time of exercise or expiration. When a call option’s exercise price is higher than the price of the index, the call option is “out of the money.” By selling options that are out of the money, the Fund seeks to profit from the sales price of the options while capitalizing on the general tendency of options that are out of the money at the time of sale to expire without value and without being exercised by the holder. The Fund determines whether an option is “out of the money” based on the probability that it will expire worthless based on implied market pricing. The Fund writes only “covered” call options (that is, calls against positions in the Fund). Equity Allocation — The Fund’s equity allocation will consist primarily of equity securities, including, but not limited to, common stocks, preferred stocks, securities convertible into common or preferred stocks, and real estate investment trusts (“REITS”). The Fund’s equity allocation will typically range from approximately 25% to 70% of the Fund’s net assets, excluding the call option strategies. The Fund may also invest in publicly-traded master limited partnerships (“MLPs”), including MLPs that are not taxed as regular corporations for U.S. federal income tax purposes. The Sub-Adviser seeks to identify equity securities that it believes offer attractive income and total return. Fixed Income Allocation — The Fund’s fixed income allocation will consist primarily of fixed income securities, including, but not limited to, foreign and domestic corporate obligations, fixed income securities issued by corporations and governments in foreign countries including emerging markets issuers, bank loans, commercial and residential mortgage-backed securities, asset-backed securities, collateralized loan obligations, floating or variable rate obligations, and securities issued or guaranteed by the U.S. government, its agencies, instrumentalities, or sponsored corporations. The Fund’s fixed income allocation will typically range from approximately 20% to 75% of the Fund’s net assets. The Fund typically expects to invest approximately 10% to 40% of its net assets in investment grade securities, 10% to 60% of its net assets in non-investment grade securities, and up to 40% of its net assets in any of the following: bank loans, securitized instruments such as commercial and residential mortgage-backed securities, asset-backed securities, and collateralized loan obligations, floating or variable rate obligations, or emerging market debt. The Sub-Adviser seeks to identify fixed income securities that it believes offer attractive income and total return. The Fund may invest in fixed income securities of any maturity or credit quality, including below investment grade securities (commonly known as “junk bonds”). Securities rated below investment grade include those that, at the time of investment, are rated Ba1 or lower by Moody’s Investors Service, Inc. or BB+ or lower by Fitch Ratings Ltd. or Standard & Poor’s Global Ratings or the equivalent by any other nationally recognized statistical rating organization, or, if unrated, determined by the Sub-Adviser to be of comparable quality. The Fund may invest in mortgage-backed or other asset-backed securities of any credit rating or credit quality. The Fund may invest in privately placed and restricted securities (including 144A bonds). The Fund does not normally invest in securities that are in default or have defaulted with respect to the payment of interest or repayment of principal, but may do so depending on market or other conditions. The Fund may continue to hold securities that go into default. Under normal market conditions, the weighted average effective duration of the Fund's fixed income allocation is expected to range from zero to seven years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration is a measure of the duration of the Fund's fixed income portfolio adjusted for the anticipated effect of interest rate changes on prepayment rates. The effective duration of the Fund's fixed income investments may be longer than its target in stressed market conditions and vary materially from its target, from time to time, and there is no assurance that the duration of the Fund's fixed income investments will meet its target. The longer a security’s duration, the more sensitive it will be to changes in interest rates, which may increase the volatility of the security’s value and may lead to losses. Other Investments — The Fund will principally use derivatives in employing its call option strategies. In addition, in implementing its dynamic allocation investment strategy, the Fund may invest in derivatives, including futures, forwards, swaps and other instruments, rather than investing directly in equity or fixed income securities. The Fund may also use derivatives for purposes of managing foreign currency, interest rate or credit risk. The Fund's investments in derivatives may involve the use of leverage because the Fund is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price. In addition, the Fund's investments in derivatives may involve the use of leverage because the heightened price sensitivity of some derivatives to market changes may magnify the Fund's gain or loss. It is not generally expected, however, that the Fund will be leveraged by borrowing money for investment purposes. The Fund also may invest in exchange-traded funds (“ETFs”) and equity-linked notes (“ELNs”) in seeking to carry out its investment strategies, including its call option strategies. ELNs, which are a type of structured security, are hybrid derivative-type instruments that are specially designed to combine the characteristics of one or more underlying securities (usually an individual equity security, a basket of equity securities, or an index of equity securities) and a related equity derivative, such as a put or call option, in a single note form. The Fund's holdings may be frequently adjusted to reflect the Sub-Adviser’s assessment of changing risks, which could result in high portfolio turnover.